Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2019
Cash And Cash Equivalents
Schedule of Cash and Cash Equivalents
	As At March 31
	2019	2018
	(in thousands)
Cash at bank and in hand	$89,117	$87,762
	$89,117	$87,762